Key management personnel disclosures - Summary of compensation made to directors and other members of key management personnel (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related party transactions [abstract]
Short-term employee benefits	$ 3,148	$ 2,589	$ 1,574
Post-employment benefits	150	116	112
Share-based payments	1,046	1,560	617
Key management personnel compensation	$ 4,344	$ 4,265	$ 2,303